Cost of revenues	12 Months Ended
Dec. 31, 2022
Cost of revenues
Cost of revenues

9.Cost of revenues

Cost of revenues consist of the following:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue sharing fees and content costs	7,129,094,348	7,153,155,717	5,245,923,556
Bandwidth costs	661,129,019	665,274,852	569,057,110
Others	251,305,218	256,989,955	303,147,634
Total	8,041,528,585	8,075,420,524	6,118,128,300